LONG-TERM DEBT - Roll forward (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 01, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Beginning balance			$ 554,296	$ 666,492
Accretion of convertible notes			5,568	5,568
Repayment of loan facility			(98,000)
Proceeds from loan facility, net of transaction costs				472,051
Amortization of loan facility transaction costs			1,989	95
Interest expense on credit facility				56,834
Loss on financial instruments at fair value				20,574
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL				(7,594)
Repayment of credit facility				(422,724)
Repurchase of stream obligation, classified as financing activities				237,000
Reversal of loan facility transaction costs			67
Ending balance	$ 182,000		463,920	554,296
Current portion of long-term debt			(66,667)	(78,385)
Non-current portion of long term debt			397,253	475,911
Term facility
Long-Term Debt
Beginning balance			246,783
Repayment of loan facility			(50,000)	0
Proceeds from loan facility, net of transaction costs				246,728
Amortization of loan facility transaction costs			952	55
Reversal of loan facility transaction costs			28
Ending balance			197,763	246,783
Current portion of long-term debt			(66,667)
Non-current portion of long term debt			131,096
Revolving facility
Long-Term Debt
Beginning balance			225,363
Repayment of loan facility	$ (18,000)	$ (30,000)	(48,000)
Proceeds from loan facility, net of transaction costs				225,323
Amortization of loan facility transaction costs			1,037	40
Reversal of loan facility transaction costs			39
Ending balance			178,439	225,363
Non-current portion of long term debt			178,439
Convertible notes
Long-Term Debt
Beginning balance			82,150	76,582
Accretion of convertible notes			5,568	5,568
Ending balance			87,718	82,150
Non-current portion of long term debt			$ 87,718
Credit facility
Long-Term Debt
Beginning balance				365,890
Interest expense on credit facility				56,834
Repayment of credit facility				(422,724)
Stream obligation
Long-Term Debt
Beginning balance				224,020
Loss on financial instruments at fair value				20,574
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL				(7,594)
Repurchase of stream obligation, classified as financing activities				$ 237,000